CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Private placements Ordinary Shares	Private placements Additional paid-in capital	Private placements Statutory reserves	Private placements Unrestricted	Private placements Accumulated other comprehensive loss	Private placements	Initial public offering Ordinary Shares	Initial public offering Additional paid-in capital	Initial public offering Statutory reserves	Initial public offering Unrestricted	Initial public offering Accumulated other comprehensive loss	Initial public offering	Ordinary Shares	Additional paid-in capital	Statutory reserves	Unrestricted	Accumulated other comprehensive loss	Total
Balance at the beginning at Jun. 30, 2016													$ 200,000	$ 4,371,674	$ 299,489	$ 2,696,145	$ (38,915)	$ 7,528,393
Balance at the beginning (in shares) at Jun. 30, 2016													20,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contribution													$ 0	284,269	0	0	0	284,269
Net income													0	0	0	2,454,874	0	2,454,874
Statutory reserves													0	0	262,721	(262,721)	0	0
Foreign currency translation													0	0	0	0	(135,663)	(135,663)
Balance at the end at Jun. 30, 2017													$ 200,000	4,655,943	562,210	4,888,298	(174,578)	10,131,873
Balance at the end (in shares) at Jun. 30, 2017													20,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income													$ 0	0	0	3,768,109	0	3,768,109
Statutory reserves													0	0	378,606	(378,606)	0	0
Foreign currency translation													0	0	0	0	133,553	133,553
Balance at the end at Jun. 30, 2018													$ 200,000	4,655,943	940,816	8,277,801	(41,025)	14,033,535
Balance at the end (in shares) at Jun. 30, 2018													20,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares	$ 667	$ 199,333	$ 0	$ 0	$ 0	$ 200,000	$ 11,724	$ 4,383,911	$ 0	$ 0	$ 0	$ 4,395,634
Issuance of ordinary shares (in shares)	66,667						1,172,360
Issuance of ordinary shares in connection with redemption rights													$ 7,250	1,792,750	0	0	0	1,800,000
Issuance of ordinary shares in connection with redemption rights (in shares)													725,000
Net income													$ 0	0	0	4,363,591	0	4,363,591
Statutory reserves													0	0	555,826	(555,826)	0	0
Foreign currency translation													0	0	0	0	(267,546)	(267,546)
Balance at the end at Jun. 30, 2019													$ 219,640	$ 11,031,937	$ 1,496,642	$ 12,085,566	$ (308,571)	$ 24,525,214
Balance at the end (in shares) at Jun. 30, 2019													21,964,027